Drilling units (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Drilling units [Line Items]
Net book value	$ 13,464	$ 15,807
Drilling units
Drilling units [Line Items]
Cost	17,335	17,753
Accumulated depreciation	(4,119)	(3,477)
Net book value	$ 13,216	$ 14,276